UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Guerrilla Capital Management, LLC

Address:  The Chrysler Building
          405 Lexington Ave.
          39th Floor, NY 10174



13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Siris
Title:  Managing Member
Phone:  646-783-4555


Signature, Place and Date of Signing:

/s/ Peter Siris                     New York, NY            December 10, 2010
--------------------------     ----------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total:    $84,607
                                         (thousands)


List of Other Included Managers:

         NONE

                           FORM 13F INFORMATION TABLE
                                 June 30, 2010

COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4    COLUMN 5          COLUMN 6   COLUMN 7          COLUMN 8

                              TITLE OF                    VALUE   SHRS OR   SH/ PUT/   INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP      x1,000  PRN AMT   PRN CALL   DISCRETION  MANAGERS      SOLE   SHARED  NONE
A POWER ENERGY GENERAT SYS L  COM              G04136100  1,163   163,281  SH           SOLE        NONE       163,281
ALEXCO RESOURCE CORP          COM              01535P106     31    11,700  SH           SOLE        NONE        11,700
AMERICAN LORAIN CORP          COM              027297100  5,962 2,099,118  SH           SOLE        NONE     2,099,118
AMERICAN ORIENTAL BIOENGR IN  COM              028731107    938   372,103  SH           SOLE        NONE       372,103
ASBURY AUTOMOTIVE GROUP INC   COM              043436104  1,731   164,276  SH           SOLE        NONE       164,276
AUGUSTA RES CORP              COM NEW          050912203     56    36,000  SH           SOLE        NONE        36,000
BEST BUY INC                  COM              086516101    356    10,500  SH           SOLE        NONE        10,500
CHINA MARINE FOOD GROUP LTD   COM              16943R106  1,780   430,052  SH           SOLE        NONE       430,052
CHINA GREEN AGRICULTURE INC   COM              16943W105  1,548   172,332  SH           SOLE        NONE       172,332
CHINA HOUSING & LAND DEV INC  COM              16939V103    205    88,320  SH           SOLE        NONE        88,320
CHINA INFORMATION SEC TECH I  COM              16944F101    247    47,533  SH           SOLE        NONE        47,533
CHINA JO-JO DRUGSTORES INC    COM NEW          16949A206    811   193,000  SH           SOLE        NONE       193,000
CHINA NEW BORUN CORP          ADR              16890T105    351    60,000  SH           SOLE        NONE        60,000
CHINA PHARMA HLDGS INC        COM              16941T104  6,692 2,433,402  SH           SOLE        NONE     2,433,402
CHINA RITAR POWER CORP        COM              169423100  2,082   573,618  SH           SOLE        NONE       573,618
CHINA SEC & SURVE TECH INC    COM              16942J105  4,709 1,019,342  SH           SOLE        NONE     1,019,342
CHINA SKY ONE MED INC         COM              16941P102  3,120   241,788  SH           SOLE        NONE       241,788
CHINA TRANSINFO TECHNLGY COR  COM              169453107     76    14,000  SH           SOLE        NONE        14,000
CHINA XD PLASTICS CO LTD      COM              16948F107    850   125,058  SH           SOLE        NONE       125,058
CHINA YIDA HOLDINGS CO        COM NEW          16945D204  6,387   440,753  SH           SOLE        NONE       440,753
CHINACAST EDU CORP            COM              16946T109  1,480   249,141  SH           SOLE        NONE       249,141
CHINANET ONLINE HLDGS INC     COM              16949H102    340    97,000  SH           SOLE        NONE        97,000
DERMA SCIENCES INC            COM PAR $.01     249827502    256    53,205  SH           SOLE        NONE        53,205
DUOYUAN PRTG INC              COM              26605B109    506    65,500  SH           SOLE        NONE        65,500
ENDEAVOR INTL CORP INC        NOTE 6.000% 1/1  29257MAB6    148   140,050  PRN          SOLE        NONE       140,050
EVER GLORY INTL GRP INC       COM NEW          299766204    398   132,565  SH           SOLE        NONE       132,565
EVOLUTION PETROLEUM CORP      COM              30049A107    108    21,500  SH           SOLE        NONE        21,500
FLAMEL TECHNOLOGIES SA        SPONSORED ADR    338488109     81    11,605  SH           SOLE        NONE        11,605
FUNTALK CHINA HOLDINGS LIMIT  SHS              G36993106    361    50,100  SH           SOLE        NONE        50,100
FUQI INTERNATIONAL INC        COM NEW          36102A207    103    15,200  SH           SOLE        NONE        15,200
FUSHI COPPERWELD INC          COM              36113E107  4,315   527,557  SH           SOLE        NONE       527,557
GENERAL STEEL HOLDINGS INC    COM              370853103     78    33,182  SH           SOLE        NONE        33,182
GOLDCORP INC NEW              COM              380956409    380     8,148  SH           SOLE        NONE         8,148
GULF RESOURCES INC            COM PAR $0.0005  40251W309    705    82,100  SH           SOLE        NONE        82,100
HARBIN ELECTRIC INC           COM              41145W109  3,139   188,544  SH           SOLE        NONE       188,544
HOLLYSYS AUTOMATION TECHNOLO  SHS              G45667105    332    36,846  SH           SOLE        NONE        36,846
HQ SUSTAINABLE MARITIM IND I  COM NEW          40426A208    269    53,821  SH           SOLE        NONE        53,821
IMAX CORP                     COM              45245E109  1,419    97,212  SH           SOLE        NONE        97,212
KINGTONE WIRELESSINFO SOL HL  SPONSORED ADR    496880105    522   204,000  SH           SOLE        NONE       204,000
LIHUA INTL INC                COM              532352101     57     6,697  SH           SOLE        NONE         6,697
LITHIA MTRS INC               CL A             536797103    991   160,277  SH           SOLE        NONE       160,277
NOAH ED HLDGS LTD             ADR              65487R303     85    23,500  SH           SOLE        NONE        23,500
PACIFIC SUNWEAR CALIF INC     COM              694873100     34    10,597  SH           SOLE        NONE        10,597
PENSKE AUTOMOTIVE GRP INC     COM              70959W103    438    38,600  SH           SOLE        NONE        38,600
PERFUMANIA HLDGS INC          COM NEW          71376C100    660    69,514  SH           SOLE        NONE        69,514
PUDA COAL INC                 COM PAR $.001    744674300  1,216   165,900  SH           SOLE        NONE       165,900
QKL STORES INC                COM              74732Y105  5,936 1,413,333  SH           SOLE        NONE     1,413,333
QUIKSILVER INC                COM              74838C106    235    63,400  SH           SOLE        NONE        63,400
RICKS CABARET INTL INC        COM NEW          765641303    813   103,081  SH           SOLE        NONE       103,081
RINO INTERNATIONAL CORPORATI  COM              766883       319    25,500  SH           SOLE        NONE        25,500
SEARCHMEDIA HOLDINGS LTD      SHS              G8005Y106     84    27,687  SH           SOLE        NONE        27,687
SINOCOKING COAL & COKE CH IN  COM              829357102  1,950   160,000  SH           SOLE        NONE       160,000
SMARTHEAT INC                 COM              83172F104    179    31,400  SH           SOLE        NONE        31,400
SONIC AUTOMOTIVE INC          CL A             83545G102  1,857   216,910  SH           SOLE        NONE       216,910
SORL AUTO PTS INC             COM              78461U101  1,403   168,595  SH           SOLE        NONE       168,595
SUTOR TECH GROUP LTD          COM              869362103    125    62,920  SH           SOLE        NONE        62,920
TIANYIN PHARMACEUTICAL CO IN  COM              88630M104    549   198,846  SH           SOLE        NONE       198,846
UNIVERSAL TRAVEL GROUP        COM NEW          91388Q202    121    20,654  SH           SOLE        NONE        20,654
VCG HLDG CORP                 COM              91821K101  1,076   655,875  SH           SOLE        NONE       655,875
VISIONCHINA MEDIA INC         SPONS ADR        92833U103    131    43,721  SH           SOLE        NONE        43,721
WONDER AUTO TECHNOLOGY INC    COM              978166106  2,211   301,985  SH           SOLE        NONE       301,985
YONGYE INTL INC               COM              98607B106  4,386   636,618  SH           SOLE        NONE       636,618
YUCHENG TECHNOLOGIES LTD      COM              G98777108    503   139,289  SH           SOLE        NONE       139,289
YUHE INTERNATIONAL INC        COM              988432100  2,585   361,027  SH           SOLE        NONE       361,027
ZHONGPIN INC                  COM              98952K107  2,628   223,509  SH           SOLE        NONE       223,509


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